PENSION COSTS	12 Months Ended
Dec. 31, 2020
PENSION COSTS
12. PENSION COSTS

12. PENSION COSTS

The Company is required to make contribution to their employees under a government mandatory defined contribution scheme for its eligible full-times employees in Hong Kong. The Company is required to contribute a specified percentage of the participants’ relevant income based on their ages and wages level. During the years ended December 31, 2020 and 2019, $32,523 and $17,942 contributions were made accordingly.